LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total	$ 427,890	$ 439,707
Impaired Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Total	427,890	439,707
Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total
Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total
Non-performing Loans (collectively evaluated) [Member]
Disclosure of financial assets [line items]
Total	633,461	564,131
Non-performing Loans (collectively evaluated) [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Total	368,522	316,838
Non-performing Loans (collectively evaluated) [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	161,768	147,572
Non-performing Loans (collectively evaluated) [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	103,171	99,721
Other Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total	741,822	611,603
Other Impaired Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Total	217,091	172,624
Other Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	300,776	250,116
Other Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	223,955	188,863
Total Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total	1,803,173	1,615,441
Total Impaired Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Total	1,013,503	929,169
Total Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	462,544	397,688
Total Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	$ 327,126	$ 288,584